Oil and Gas Properties - Recoverable Amount Of Company CGUs (Details) - Company's CGUs	3 Months Ended	12 Months Ended
	Mar. 31, 2020 cadPerGigajoules usdPerGigajoules usdPerBbl cadPerBbl $ / $	Dec. 31, 2020 $ / $ cadPerGigajoules cadPerBbl usdPerGigajoules usdPerBbl
2020
Disclosure of detailed information about property, plant and equipment [line items]
Average foreign exchange rate (in dollars per share) | $ / $	1.41	1.30
2021
Disclosure of detailed information about property, plant and equipment [line items]
Average foreign exchange rate (in dollars per share) | $ / $	1.37	1.31
2022
Disclosure of detailed information about property, plant and equipment [line items]
Average foreign exchange rate (in dollars per share) | $ / $	1.34	1.31
2023
Disclosure of detailed information about property, plant and equipment [line items]
Average foreign exchange rate (in dollars per share) | $ / $	1.34	1.31
2024
Disclosure of detailed information about property, plant and equipment [line items]
Average foreign exchange rate (in dollars per share) | $ / $	1.34	1.31
2025
Disclosure of detailed information about property, plant and equipment [line items]
Average foreign exchange rate (in dollars per share) | $ / $	1.33	1.31
2026
Disclosure of detailed information about property, plant and equipment [line items]
Average foreign exchange rate (in dollars per share) | $ / $	1.33	1.31
2027
Disclosure of detailed information about property, plant and equipment [line items]
Average foreign exchange rate (in dollars per share) | $ / $	1.33	1.31
2028
Disclosure of detailed information about property, plant and equipment [line items]
Average foreign exchange rate (in dollars per share) | $ / $	1.33	1.31
2029
Disclosure of detailed information about property, plant and equipment [line items]
Average foreign exchange rate (in dollars per share) | $ / $	1.33	1.31
WTI | Oil reserves | 2020
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | usdPerBbl	29.17	47.17
WTI | Oil reserves | 2021
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | usdPerBbl	40.45	50.17
WTI | Oil reserves | 2022
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | usdPerBbl	49.17	53.17
WTI | Oil reserves | 2023
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | usdPerBbl	53.28	54.97
WTI | Oil reserves | 2024
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | usdPerBbl	55.66	56.07
WTI | Oil reserves | 2025
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | usdPerBbl	56.87	57.19
WTI | Oil reserves | 2026
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | usdPerBbl	58.01	58.34
WTI | Oil reserves | 2027
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | usdPerBbl	59.17	59.50
WTI | Oil reserves | 2028
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | usdPerBbl	60.35	60.69
WTI | Oil reserves | 2029
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | usdPerBbl	61.56	61.91
WCS | Oil reserves | 2020
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | cadPerBbl	19.21	44.63
WCS | Oil reserves | 2021
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | cadPerBbl	34.65	48.18
WCS | Oil reserves | 2022
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | cadPerBbl	46.34	52.10
WCS | Oil reserves | 2023
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | cadPerBbl	51.25	54.10
WCS | Oil reserves | 2024
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | cadPerBbl	54.28	55.19
WCS | Oil reserves | 2025
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | cadPerBbl	55.72	56.29
WCS | Oil reserves | 2026
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | cadPerBbl	56.96	57.42
WCS | Oil reserves | 2027
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | cadPerBbl	58.22	58.57
WCS | Oil reserves | 2028
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | cadPerBbl	59.51	59.74
WCS | Oil reserves | 2029
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | cadPerBbl	60.82	60.93
LLS | Oil reserves | 2020
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | usdPerBbl	32.17	49.50
LLS | Oil reserves | 2021
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | usdPerBbl	43.80	52.85
LLS | Oil reserves | 2022
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | usdPerBbl	52.55	55.87
LLS | Oil reserves | 2023
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | usdPerBbl	56.68	57.69
LLS | Oil reserves | 2024
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | usdPerBbl	59.10	58.82
LLS | Oil reserves | 2025
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | usdPerBbl	60.35	59.97
LLS | Oil reserves | 2026
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | usdPerBbl	61.52	61.15
LLS | Oil reserves | 2027
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | usdPerBbl	62.72	62.34
LLS | Oil reserves | 2028
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | usdPerBbl	63.94	63.56
LLS | Oil reserves | 2029
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | usdPerBbl	65.19	64.83
Edmonton Par | Oil reserves | 2020
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | cadPerBbl	29.22	55.76
Edmonton Par | Oil reserves | 2021
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | cadPerBbl	46.85	59.89
Edmonton Par | Oil reserves | 2022
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | cadPerBbl	59.27	63.48
Edmonton Par | Oil reserves | 2023
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | cadPerBbl	65.02	65.76
Edmonton Par | Oil reserves | 2024
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | cadPerBbl	68.43	67.13
Edmonton Par | Oil reserves | 2025
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | cadPerBbl	69.81	68.53
Edmonton Par | Oil reserves | 2026
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | cadPerBbl	71.24	69.95
Edmonton Par | Oil reserves | 2027
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | cadPerBbl	72.70	71.40
Edmonton Par | Oil reserves | 2028
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | cadPerBbl	74.19	72.88
Edmonton Par | Oil reserves | 2029
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | cadPerBbl	75.71	74.34
Henry Hub | Oil reserves | 2020
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | usdPerGigajoules		2.83
Henry Hub | Oil reserves | 2021
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | usdPerGigajoules		2.87
Henry Hub | Oil reserves | 2022
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | usdPerGigajoules		2.90
Henry Hub | Oil reserves | 2023
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | usdPerGigajoules		2.96
Henry Hub | Oil reserves | 2024
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | usdPerGigajoules		3.02
Henry Hub | Oil reserves | 2025
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | usdPerGigajoules		3.08
Henry Hub | Oil reserves | 2026
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | usdPerGigajoules		3.14
Henry Hub | Oil reserves | 2027
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | usdPerGigajoules		3.20
Henry Hub | Oil reserves | 2028
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | usdPerGigajoules		3.26
Henry Hub | Oil reserves | 2029
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | usdPerGigajoules		3.33
Henry Hub | Natural gas reserves | 2020
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | usdPerGigajoules	2.10
Henry Hub | Natural gas reserves | 2021
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | usdPerGigajoules	2.58
Henry Hub | Natural gas reserves | 2022
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | usdPerGigajoules	2.79
Henry Hub | Natural gas reserves | 2023
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | usdPerGigajoules	2.86
Henry Hub | Natural gas reserves | 2024
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | usdPerGigajoules	2.93
Henry Hub | Natural gas reserves | 2025
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | usdPerGigajoules	3.00
Henry Hub | Natural gas reserves | 2026
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | usdPerGigajoules	3.07
Henry Hub | Natural gas reserves | 2027
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | usdPerGigajoules	3.13
Henry Hub | Natural gas reserves | 2028
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | usdPerGigajoules	3.19
Henry Hub | Natural gas reserves | 2029
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | usdPerGigajoules	3.25
AECO | Natural gas reserves | 2020
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | cadPerGigajoules	1.74	2.78
AECO | Natural gas reserves | 2021
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | cadPerGigajoules	2.20	2.70
AECO | Natural gas reserves | 2022
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | cadPerGigajoules	2.38	2.61
AECO | Natural gas reserves | 2023
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | cadPerGigajoules	2.45	2.65
AECO | Natural gas reserves | 2024
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | cadPerGigajoules	2.53	2.70
AECO | Natural gas reserves | 2025
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | cadPerGigajoules	2.60	2.76
AECO | Natural gas reserves | 2026
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | cadPerGigajoules	2.66	2.81
AECO | Natural gas reserves | 2027
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | cadPerGigajoules	2.72	2.87
AECO | Natural gas reserves | 2028
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | cadPerGigajoules	2.79	2.92
AECO | Natural gas reserves | 2029
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | cadPerGigajoules	2.85	2.98